Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk [line items]
Deposits	$ 593,699,585	$ 745,035,445
From the non financial government sector	56,753,459	112,204,541
From the financial sector	961,192	1,051,180
From the non financial private sector and foreign residents	535,984,934	631,779,724
Liabilities as fair value through profit or loss	1,627,732
Derivative instruments	2,532	347
Repo transactions		936,425
Other financial institutions		936,425
Other Financial Liabilities	67,939,945	74,311,688
Financing received from the Central Bank of Argentina and other financial institutions	445,821	1,433,200
Issued corporate bonds	3,141,995	8,702,141
Subordinated corporate bonds	54,709,348	73,089,079
Total	721,566,958	903,508,325
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	534,412,537	663,992,149
From the non financial government sector	53,454,556	102,449,069
From the financial sector	961,192	1,051,180
From the non financial private sector and foreign residents	479,996,789	560,491,900
Liabilities as fair value through profit or loss	1,627,732
Derivative instruments		63
Repo transactions		936,425
Other financial institutions		936,425
Other Financial Liabilities	66,471,643	72,265,432
Financing received from the Central Bank of Argentina and other financial institutions	235,308	633,111
Issued corporate bonds		315,990
Total	602,747,220	738,143,170
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	52,250,559	67,995,710
From the non financial government sector	2,113,040	8,390,806
From the non financial private sector and foreign residents	50,137,519	59,604,904
Derivative instruments		284
Other Financial Liabilities	176,593	201,770
Financing received from the Central Bank of Argentina and other financial institutions	182,952	301,085
Total	52,610,104	68,498,849
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	6,441,859	8,425,133
From the non financial government sector	1,183,257	1,361,454
From the non financial private sector and foreign residents	5,258,602	7,063,679
Derivative instruments	2,532
Other Financial Liabilities	158,167	189,951
Financing received from the Central Bank of Argentina and other financial institutions	13,519	308,033
Issued corporate bonds	3,141,995	4,169,156
Subordinated corporate bonds	1,364,088	1,714,632
Total	11,122,160	14,806,905
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	550,099	4,566,614
From the non financial government sector	2,606	3,212
From the non financial private sector and foreign residents	547,493	4,563,402
Other Financial Liabilities	258,006	478,785
Financing received from the Central Bank of Argentina and other financial institutions	8,318	121,814
Issued corporate bonds		314,031
Subordinated corporate bonds	1,364,089	1,714,634
Total	2,180,512	7,195,878
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	43,267	52,538
From the non financial private sector and foreign residents	43,267	52,538
Other Financial Liabilities	377,884	399,376
Financing received from the Central Bank of Argentina and other financial institutions	5,724	60,517
Issued corporate bonds		3,902,964
Subordinated corporate bonds	2,728,178	3,771,176
Total	3,155,053	8,186,571
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,264	3,301
From the non financial private sector and foreign residents	1,264	3,301
Other Financial Liabilities	497,652	776,374
Financing received from the Central Bank of Argentina and other financial institutions		8,640
Subordinated corporate bonds	49,252,993	65,888,637
Total	$ 49,751,909	$ 66,676,952